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    NAB Exchangeable Preferred Trust
    Financial Statements for the
    Period September 29, 1998
    (Commencement of Operations) to
    December 31, 1998 and
    Independent Auditors' Report

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NAB EXCHANGEABLE PREFERRED TRUST

TABLE OF CONTENTS
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                                                                         Page

INDEPENDENT AUDITORS' REPORT                                                1

FINANCIAL STATEMENTS FOR THE PERIOD SEPTEMBER 29, 1998
   (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998:

   Statement of Net Assets                                                  2

   Schedule of Investments                                                  3

   Statement of Operations                                                  4

   Statement of Changes in Net Assets                                       5

   Notes to Financial Statements                                           6-8

   Financial Highlights                                                     9

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INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Shareholders,
NAB Exchangeable Preferred Trust:

We have audited the accompanying statement of net assets, including the schedule of investments, of NAB Exchangeable Preferred Trust as of December 31, 1998, the related statements of operations, changes in net assets, and the financial highlights for the period September 29, 1998 (commencement of operations) to December 31, 1998. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of NAB Exchangeable Preferred Trust as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period September 29, 1998 (commencement of operations) to December 31, 1998, in conformity with generally accepted accounting principles.





August 27, 1999

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

NAB EXCHANGEABLE PREFERRED TRUST

STATEMENT OF NET ASSETS
DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------------------


ASSETS:
  Investments - at value (amortized cost $435,480,287)                                                  $ 435,480,287
    (Notes 2, 4 and 8)
  Cash
                                                                                                                4,708
                                                                                                        -------------

           Total assets                                                                                   435,484,995

LIABILITIES:
  Accounts payable and accrued expenses
                                                                                                                4,466
                                                                                                        -------------

NET ASSETS                                                                                              $ 435,480,529
                                                                                                        =============

COMPOSITION OF NET ASSETS:
  Trust Units Exchangeable for Preference Shares ("TrUEPrS") -
    no par value; 18,004,000 shares issued and outstanding (Note 9)                                     $ 435,473,135
  Undistributed net investment income
                                                                                                                7,394
                                                                                                        -------------

NET ASSETS                                                                                              $ 435,480,529
                                                                                                        =============

NET ASSET VALUE PER TrUEPrS                                                                               $     24.19
                                                                                                        =============


See notes to financial statements.

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NAB EXCHANGEABLE PREFERRED TRUST

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------------------


                                                      Par           Maturity         Market             Amortized
Securities Description                               Value            Date            Value                Cost

DEBT SECURITIES:
  Cuzzano (UK) Company, 8%,
    Mandatorily Redeemable Debt                   $ 450,100,000     12/31/47       $ 435,480,287        $ 435,480,287
                                                ---------------                    -------------       --------------

                                                  $ 450,100,000                                           435,480,287
                                                ===============
                                                                                       435,480,287

ADS PURCHASE CONTRACT:
  National Australia Bank Limited
    Preference Shares
    Purchase Contract
                                                                                          -                    -
                                                                                  --------------       --------------

TOTAL                                                                              $ 435,480,287        $ 435,480,287
                                                                                  ==============       ==============


See notes to financial statements.

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NAB EXCHANGEABLE PREFERRED TRUST

STATEMENT OF OPERATIONS
FOR THE PERIOD SEPTEMBER 29, 1998 (COMMENCEMENT OF
OPERATIONS) TO DECEMBER 31, 1998
----------------------------------------------------------------------------------------------------------------------


INTEREST INCOME                                                                                        $ 9,019,527
                                                                                                      ------------

EXPENSES:
  Administrative fees and expenses                                                         $ 26,250
  Legal fees                                                                                 30,000
  Accounting fees                                                                             4,000
  Printing and mailing expense                                                                3,750
  Trustees' fees (Note 5)                                                                     3,000
  Other expenses                                                                             24,260
  Organization costs                                                                         32,000
                                                                                          ---------

           Total fees and expenses                                                          123.260

EXPENSE REIMBURSEMENT (Note 7)                                                                    -

           Total expenses - net
                                                                                         ----------
NET INVESTMENT INCOME                                                                     9,019,527
                                                                                      -------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                                       $ 9,019,527
                                                                                      =============


See notes to financial statements.

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

NAB EXCHANGEABLE PREFERRED TRUST

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD SEPTEMBER 29, 1998 (COMMENCEMENT OF
OPERATIONS) TO DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                                                                  $  9,019,527
                                                                                                        -------------

           Net increase in net assets from operations
                                                                                                            9,019,527
                                                                                                        -------------

DISTRIBUTIONS:
  Net investment income                                                                                   (9,012,133)


           Net decrease in net assets from distributions                                                  (9,012,133)

INCREASE IN NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS (Note 9):
  Gross proceeds from the sale of 18,000,000 TrUEPrS                                                        450,000,000
  Less:
    Selling commissions                                                                                    (14,115,000)
    Offering costs                                                                                            (511,865)
                                                                                                          -------------

           Net increase in net assets from capital share transactions                                      435,373,135
                                                                                                          ------------

TOTAL INCREASE IN NET ASSETS FOR THE PERIOD                                                                 435,380,529

NET ASSETS, BEGINNING OF PERIOD                                                                                 100,000

NET ASSETS, END OF PERIOD                                                                                 $ 435,480,529


UNDISTRIBUTED NET INVESTMENT INCOME                                                                       $       7,394
                                                                                                          =============

See notes to financial statements.

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NAB EXCHANGEABLE PREFERRED TRUST

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD SEPTEMBER 29, 1998 (COMMENCEMENT OF
OPERATIONS) TO DECEMBER 31, 1998
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1.    ORGANIZATION

      NAB Exchangeable Preferred Trust (the "Trust") was established on July 28, 1998 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In September 1998, the Trust sold Trust Units Exchangeable for Preference Shares (each, a "TrUEPrS") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase 8% Mandatorily Redeemable Debt Securities due December 31, 2047 issued by Cuzzano (UK) Company (the "U.K. Company") and entered into a purchase contract with an affiliate of National Australia Bank Limited ("NAB" or the "Company") for American Depositary Receipts (ADRs) evidencing, for each TrUEPrS, one American Depository Share ("ADS") representing two fully-paid preference shares issued by NAB, an Australian corporation. The U.K. Company is also an affiliate of NAB. The TrUEPrS will be exchanged for the ADRs pursuant to the contract on December 31, 2047 ("Exchange Date") or sooner at the occurrence of an Exchange Event and the Trust will thereafter terminate.

      Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles.

            Valuation of Investments - The value of the Debt Securities and the Australian Depository Shares ("ADSs") Purchase Contract held by the Trust will be determined in good faith by the Board of Trustees pursuant to procedures adopted by them.

            Investment Transactions - Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses are accounted for on the specific identification method.

            Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.    DISTRIBUTIONS

      The Trust distributes to holders $2.00 per TrUEPrS per annum from the interest payments received by the Trust on the Debt Securities. Distributions of $.50 per TrUEPrS are payable quarterly in arrears on each Dividend Payment Date to holders of record on the immediately preceding Record Date, except for the first distribution on December 31, 1998 which was $.5055 per TrUEPrS.

4.    PURCHASES AND SALES OF INVESTMENT

      Purchase of the U.K. Company Debt Securities for the period ended December 31, 1998 totaled $435,473,135. There was no sales of investments during the period.

5.    TRUSTEES FEES

      Each of the three Trustees is paid a quarterly fee of $1,000 for its services during the life of the Trust. Such fees and anticipated out-of-pocket expenses of each Trustee will be paid by the Jersey Holding Company pursuant to an expense agreement between it and The Bank of New York.

6.    INCOME TAXES

      The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

      The amortized cost of investment securities for Federal income tax purposes was $435,480,287 at December 31, 1998.

7.    EXPENSES

      The estimated expenses incurred by the Trust in connection with the offering of the TrUEPrS is $543,865, representing offering expenses ($511,865) and organizational expenses ($32,000). The offering and organizational expenses were paid to the Administrator by an affiliate of NAB. As of December 31, 1998, $496,865 had been paid by the Administrator for these expenses. The annual administrative and other operating expenses of the Trust are estimated to be $310,000. Such amounts are estimated quarterly and paid to the Administrator by an affiliate of NAB. Expenses incurred in excess of this amount will be paid by an affiliate of NAB.

      Cash of $137,795, received by the Administrator from an affiliate of NAB for the payment of offering expenses and administrative and related operating expenses of the Trust, has not been included in the Trust's financial statements since the amount does not represent Trust property. At December 31, 1998, $8,000 had been paid by Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

8.    ADS PURCHASE CONTRACT

      On September 29, 1998, the Trust entered into an ADS Purchase Contract (the "Contract") with an affiliate of NAB. Pursuant to such contract, each of the TrUEPrS will be exchanged on the Exchange Date, or sooner at the occurrence of an Exchange Event, for either (1) ADRs evidencing, for each TrUEPrS, one ADS representing two fully-paid preference shares, liquidation preference US$12.50 per share issued by NAB or (2) cash in an amount of US$25 per TrUEPrS, plus the accrued dividend distributions thereon for the current quarterly dividend period. See the Trust's original prospectus dated September 23, 1998 for the circumstances under which each would occur.

      NAB's obligations under the Contract are collateralized by ADRs evidencing 18,004,000 ADS, each representing two fully-paid preference shares issued by NAB, which are being held in the custody of the Trust's custodian, The Bank of New York.

      As of December 31, 1998, no active market exists for the Contract. The Contract is valued by determining the market price of one TrUEPrS as of the close of the New York Stock Exchange (the "NYSE") on December 31, 1998, less the present value of the remaining quarterly payments to be made on each TrUEPrS as of December 31, 1998. The resulting present value of the expected future quarterly payments to each TrUEPrS exceeds the market price of each TrUEPrS at December 31, 1998; accordingly, the Contract value is negative. For purposes of determining the NAV of each TrUEPrS, the value of the contract is determined to be $0.00.

9.    CAPITAL SHARE TRANSACTIONS

      On September 10, 1998, 4,000 TrUEPrS were sold to the underwriters of the TrUEPrS for $100,000. During the offering period, the Trust sold 18,000,000 TrUEPrS to the public and received net proceeds of $435,373,135 ($450,000,000 less sales commission of $14,115,000 and offering cost of $511,865). As of December 31, 1998, there were 18,004,000 TrUEPrS issued and outstanding with an aggregate cost, net of sales commission and offering costs, of $435,473,135.

                                          ******

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NAB EXCHANGEABLE PREFERRED TRUST

FINANCIAL HIGHLIGHTS
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The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for period of less than one year is not annualized.

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

                                                                                                        September 29,
                                                                                                            1998
                                                                                                        (Commencement
                                                                                                      of Operations) to
                                                                                                        December 31,
                                                                                                            1998

PER SHARE OPERATING PERFORMANCE FOR A TrUEPrS
  OUTSTANDING THROUGHOUT THE PERIOD:
  Investment income                                                                                              $  0.50
  Expenses                                                                                                          0.00
                                                                                                                    ----

  Investment income - net                                                                                           0.50
  Distributions from income                                                                                       (0.50)
  Adjustments to capital (commissions and offering expenses)                                                      (0.81)
                                                                                                                  ------

           Net decrease in net asset value                                                                        (0.81)

BEGINNING NET ASSET VALUE                                                                                          25.00
                                                                                                                 -------

ENDING NET ASSET VALUE                                                                                           $ 24.19
                                                                                                                 =======

ENDING MARKET VALUE                                                                                              $ 25.75
                                                                                                                 =======

TOTAL INVESTMENT RETURN BASED ON MARKET VALUE                                                                     5.02 %

RATIO/SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets:
    Before reimbursement (1)                                                                                      0.11 %
    After reimbursement (1)                                                                                       0.00 %
  Ratio of net investment income to average net assets:
    Before reimbursement (1)                                                                                      7.93 %
    After reimbursement (1)                                                                                       8.04 %

NET ASSETS, END OF PERIOD (In thousands)                                                                          $435,481

(1) Annualized

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